Fair Value of Financial Instruments (Details-2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred compensation interest calculation [Abstract]
U.S Treasury Bills maturity	26
Increase compounded monthly	1.00%
Minimum annual rate	7.00%
Assets:
Exchange-traded investments	$ 553	$ 320
Total Assets	553	320
Liabilities:
Derivatives, net	66,649	72,329
Deferred compensation	2,174	2,010
Total liabilities	68,823	74,339
Level 1 [Member]
Assets:
Exchange-traded investments	553	320
Total Assets	553	320
Liabilities:
Derivatives, net	(207)	(17)
Deferred compensation	0	0
Total liabilities	(207)	(17)
Level 2 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	0	0
Deferred compensation	2,174	2,010
Total liabilities	2,174	2,010
Level 3 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	66,856	72,346
Deferred compensation	0	0
Total liabilities	66,856	72,346
MGE [Member]
Assets:
Exchange-traded investments	164	117
Total Assets	164	117
Liabilities:
Derivatives, net	66,649	72,329
Deferred compensation	2,174	2,010
Total liabilities	68,823	74,339
MGE [Member] | Level 1 [Member]
Assets:
Exchange-traded investments	164	117
Total Assets	164	117
Liabilities:
Derivatives, net	(207)	(17)
Deferred compensation	0	0
Total liabilities	(207)	(17)
MGE [Member] | Level 2 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	0	0
Deferred compensation	2,174	2,010
Total liabilities	2,174	2,010
MGE [Member] | Level 3 [Member]
Assets:
Exchange-traded investments	0	0
Total Assets	0	0
Liabilities:
Derivatives, net	66,856	72,346
Deferred compensation	0	0
Total liabilities	$ 66,856	$ 72,346